Financial Instruments - Unrecognised Day One Gains or Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss [abstract]
Beginning balance	$ 929	$ 388
Movements	39	541
Ending balance	$ 968	$ 929